Cash And Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Cash And Cash Equivalents and Restricted Cash[Abstract]
Cash at banks	$ 18,673	$ 12,556
Short-term deposits	3,058	14,530
Total cash and cash equivalents	$ 21,731	$ 27,086